Schedule of Investments (unaudited)
June 30, 2023
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 20.6%
BlackRock Emerging Markets Fund, Inc., Class K	302,285	$ 7,254,839
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	656,155	12,322,586
iShares Core S&P 500 ETF	75,054	33,452,318
iShares MSCI EAFE Growth ETF	117,124	11,174,801
iShares MSCI EAFE Value ETF	148,508	7,267,981
iShares MSCI U.S.A. Min Vol Factor ETF	58,091	4,317,904
iShares MSCI U.S.A. Quality Factor ETF	71,949	9,703,762
iShares U.S. Technology ETF	48,581	5,289,013
		90,783,204
Fixed-Income Funds — 79.3%
BlackRock U.S. Mortgage Portfolio	2,703,361	23,870,681
iShares 10-20 Year Treasury Bond ETF	233,073	25,817,496
iShares 1-3 Year Treasury Bond ETF(b)	413,390	33,517,661
iShares Core Total USD Bond Market ETF	3,306,612	150,351,648
iShares JPMorgan USD Emerging Markets Bond ETF(b)	84,695	7,329,505
Master Total Return Portfolio	$ 108,074,649	108,074,649
		348,961,640
Total Long-Term Investments — 99.9% (Cost: $450,532,995)		439,744,844
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(a)(c)	598,019	$ 598,019
SL Liquidity Series, LLC, Money Market Series, 5.28%(a)(c)(d)	24,833,068	24,833,068
Total Short-Term Securities — 5.8% (Cost: $25,433,056)		25,431,087
Total Investments — 105.7% (Cost: $475,966,051)		465,175,931
Liabilities in Excess of Other Assets — (5.7)%		(25,048,617)
Net Assets — 100.0%		$ 440,127,314
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ —	$ 9,265,358	$ (1,874,717)	$ (119,104)	$ (16,698)	$ 7,254,839	302,285	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	240,443	357,576(a)	—	—	—	598,019	598,019	22,265	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	41,509,114	31,271,968	(72,961,975)	(1,519,869)	1,700,762	—	—	1,265,814	588,317
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	—	20,875,899	(9,812,157)	(70,903)	1,329,747	12,322,586	656,155	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio	$ —	$ 25,727,672	$ (2,272,722)	$ (14,058)	$ 429,789	$ 23,870,681	2,703,361	$ 695,822	$ 6,090
iShares 10-20 Year Treasury Bond ETF	20,471,378	22,509,427	(18,576,771)	(1,562,921)	2,976,383	25,817,496	233,073	802,637	—
iShares 1-3 Year Treasury Bond ETF	—	36,238,803	(2,369,519)	(9,572)	(342,051)	33,517,661	413,390	309,502	—
iShares Convertible Bond ETF(b)	5,019,434	103,192	(5,281,818)	(677,462)	836,654	—	—	43,342	—
iShares Core S&P 500 ETF	—	32,561,181	(4,673,468)	165,113	5,399,492	33,452,318	75,054	333,368	—
iShares Core S&P Total U.S. Stock Market ETF(b)	42,708,605	468,689	(45,796,344)	5,128,097	(2,509,047)	—	—	102,046	—
iShares Core Total USD Bond Market ETF	88,696,510	82,855,591	(22,205,381)	(3,252,115)	4,257,043	150,351,648	3,306,612	2,571,732	—
iShares ESG Aware MSCI U.S.A. ETF(b)	22,740,324	508,026	(25,454,389)	807,029	1,399,010	—	—	95,463	—
iShares Fallen Angels USD Bond ETF(b)	12,124,470	180,694	(12,703,726)	(2,097,455)	2,496,017	—	—	154,946	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(b)	4,443,354	857,014	(4,346,960)	(567,887)	(385,521)	—	—	994,863	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	$ 16,201,853	$ 14,568	$ (15,707,551)	$ (2,132,139)	$ 1,623,269	$ —	—	$ 53,643	$ —
iShares JPMorgan USD Emerging Markets Bond ETF	—	16,405,260	(8,849,752)	(217,009)	(8,994)	7,329,505	84,695	219,082	—
iShares MSCI EAFE Growth ETF	8,463,326	1,792,763	(1,766,141)	(421,962)	3,106,815	11,174,801	117,124	126,873	—
iShares MSCI EAFE Value ETF	9,170,834	578,413	(4,680,987)	(351,084)	2,550,805	7,267,981	148,508	311,405	—
iShares MSCI Emerging Markets Min Vol Factor ETF(b)	6,849,199	211,386	(7,537,853)	(400,646)	877,914	—	—	97,160	—
iShares MSCI U.S.A. Min Vol Factor ETF	—	4,680,412	(389,083)	(6,624)	33,199	4,317,904	58,091	35,732	—
iShares MSCI U.S.A. Quality Factor ETF	—	9,073,218	(533,750)	21,393	1,142,901	9,703,762	71,949	55,074	—
iShares TIPS Bond ETF(b)	30,674,963	399,159	(31,643,658)	(4,880,381)	5,449,917	—	—	81,903	—
iShares U.S. Technology ETF	—	4,544,531	(266,576)	14,974	996,084	5,289,013	48,581	8,415	—
iShares U.S. Treasury Bond ETF(b)	42,466,905	395,910	(42,613,645)	(4,841,445)	4,592,275	—	—	181,097	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 118,879,807	$ —	$ (13,206,799)(a)(c)	$ (5,096,182)	$ 7,497,823	$ 108,074,649	$108,074,649	$ 3,686,294	$ —
SL Liquidity Series, LLC, Money Market Series	5,145,041	19,709,922(a)	—	(19,925)	(1,970)	24,833,068	24,833,068	13,964(d)	—
				$ (22,122,137)	$ 45,431,618	$ 465,175,931		$ 12,262,442	$ 594,407
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 331,670,195	$ —	$ —	$ 331,670,195
Short-Term Securities
Money Market Funds	598,019	—	—	598,019
	$ 332,268,214	$ —	$ —	332,268,214
Investments valued at NAV(a)				132,907,717
				$ 465,175,931
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s